Loss per Share	12 Months Ended
Dec. 31, 2012
Loss per Share
Loss per Share

19.                               Loss per Share

Loss per share was calculated as follows:

	Years Ended December 31
	2012	2011	2010
Net loss attributable to stockholders	$14,852,641)	$844,696	$8,507,344

Basic weighted average number of common shares outstanding	54,926,440	54,608,919	53,064,968
Dilutive effect of stock options	—	—	—
Diluted weighted average number of common shares outstanding	54,926,440	54,608,919	53,064,968
Basic and Diluted loss per share	$(0.27)	$(0.02)	$(0.16)

For the years ended December 31, 2012 and 2011, the basic and diluted loss per share are the same as including the additional potential common stock equivalents would have an anti-dilutive effect on the loss per share calculation.